CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Brookfield Renewables cash and cash equivalents as at December 31 are as follows:
(MILLIONS)	2017	2016
Cash(1)	$790	$210
Short-term deposits	9	13
	$799	$223